AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION  1933 ACT FILE NO. 2-95878
ON JANUARY 31, 1996                                   1940 ACT FILE NO. 811-4233
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                     FORM N-1A
                         REGISTRATION STATEMENT UNDER THE
                               SECURITIES ACT OF 1933

                           Pre-Effective Amendment No. ___

                           Post-Effective Amendment No. 16       X

                                         AND

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 18              X

                                MIM MUTUAL FUNDS, INC.
                      (Exact Name of Registrant as Specified in Charter)
                                  4500 Rockside Road, Suite 440
                             Cleveland, Ohio  44131-6809
                      (Address of Principal Executive Offices, Zip Code)

             REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (216) 642-3000
                  Cathy G. O'Kelly                           with a copy to:
            Vedder, Price, Kaufman & Kammholz                 Gregory B. Getts
      222 North LaSalle Street, Suite 2600             Secretary and Treasurer
           Chicago, Illinois  60601-1003                MIM Mutual Funds, Inc.
       (Name and Address of Agent for             4500 Rockside Road, Suite 440
       Service)                                   Cleveland, Ohio  44131-6809

                                  DECLARATION PURSUANT TO RULE 24f-2
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby terminates its declaration of registration of an indefinite number or amount of Shares of beneficial interest in the Fund under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1995 was filed with the Securities and Exchange Commission on or about November 28, 1995.

It is proposed that this filing will become effective (check appropriate box)

                X    immediately upon filing pursuant to paragraph (b); or

                      on (date) pursuant to paragraph (b); or

                      60 days after filing pursuant to paragraph (a)(1); or

                      on (date) pursuant to paragraph (a)(1); or

                      75 days after filing pursuant to paragraph (a)(2); or

                      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
              this post-effective amendment designates a new effective date for a previously filed post-effective amendment





   This  Post-Effective  Amendment  is  filed  for  the  sole  purpose   of
terminating the declaration made pursuant to Rule 24f-2 under the Investment Company Act of 1940.





            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this amendment to its Registration Statement meets all the requirements for effectiveness of paragraph (b) of Rule 485, and the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cleveland, State of Ohio, on the 13th day of December, 1995.

            MIM MUTUAL FUNDS, INC.

            By:  /s/Harvey M. Salkin
                  Harvey M. Salkin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                            President (Principal            December 13, 1995
  /s/Harvey M. Salkin       Executive Officer) and
  Harvey M. Salkin          Director

  /s/Gregory B. Getts       Treasurer (Principal            December 13, 1995
  Gregory B. Getts          Financial and Accounting
                            Officer)

  /s/A. Dale Flowers        Director                        December 13, 1995
  A. Dale Flowers

  /s/Bernard H. Klein       Director                        December 13, 1995
  Bernard H. Klein

  /s/Walter O. Rom          Director                        December 13, 1995
  Walter O. Rom